Portfolio of Investments February 28, 2026
Georgia
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
X 144,049,203 MUNICIPAL BONDS - 98.1%   X –
CONSUMER DISCRETIONARY - 1.3%
$ 2,200,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4.000% 01/01/54 $ 1,903,005
TOTAL CONSUMER DISCRETIONARY 1,903,005
EDUCATION AND CIVIC ORGANIZATIONS - 7.4%
1,250,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4.000 06/15/44 1,265,429
1,150,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4.000 06/15/49 1,096,244
750,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6.375 06/15/58 749,346
815,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Georgia Tech Athletic Association Project, Series 2019A
5.000 10/01/35 874,133
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Refunding Series
2015A
5.000 03/15/36 2,003,153
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Series 2019A
5.000 03/15/44 2,063,577
2,750,000 Gwinnett County Development Authority,  Georgia, Revenue
Bonds, Georgia Gwinnett College Student Housing Project,
Refunding Series 2017B
5.000 07/01/40 2,808,474
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 10,860,356
HEALTH CARE - 12.8%
3,590,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4.000 07/01/49 3,372,663
1,880,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4.000 07/01/50 1,795,153
2,590,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2025
5.000 07/01/40 2,934,535
455,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2025
5.000 07/01/41 511,466
420,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5.000 04/01/36 428,656
2,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5.125 04/01/53 2,078,336
2,100,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5.750 04/01/53 2,294,428
530,000 Dalton Development Authority, Georgia, Revenue Bonds,
Hamilton Health Care System Inc., Series 2024B
5.000 08/15/40 592,972
2,500,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A - BAM Insured
4.000 07/01/49 2,352,125
2,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4.000 07/01/43 2,411,488
TOTAL HEALTH CARE 18,771,822
HOUSING/MULTIFAMILY - 3.0%
750,000 (a) College Park Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Brad Blue Sky Apartments, LLC Project,  Series
2025, (Mandatory Put 4/01/28)
3.450 04/01/44 759,684
3,600,000 DeKalb County Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Kensington Station Project, Series 2023
4.000 12/01/33 3,716,216
TOTAL HOUSING/MULTIFAMILY 4,475,900

Portfolio of Investments February 28, 2026
(continued)
Georgia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY - 1.1%
$ 1,500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025C
5.050% 12/01/45 $ 1,551,639
TOTAL HOUSING/SINGLE FAMILY 1,551,639
INDUSTRIALS - 0.2%
250,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5.000 06/01/37 287,557
TOTAL INDUSTRIALS 287,557
TAX OBLIGATION/GENERAL - 14.5%
2,845,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5.000 12/01/41 3,167,363
850,000 Coweta County Public Facilities Authority, Georgia, Revenue
Bonds, Coweta County Project, Series 2022
5.000 09/01/42 935,442
1,815,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4.000 07/01/46 1,754,217
1,000,000 Dougherty County School District, Georgia, General Obligation
Bonds, Series 2026
5.000 06/01/34 1,193,691
1,100,000 East Point Building Authority, Georgia, Revenue Bonds, Water &
Sewer Project, Refunding Series 2017 - AGM Insured
5.000 02/01/34 1,124,485
4,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5.250 02/15/45 4,053,973
1,120,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4.000 07/15/37 1,177,522
2,000,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4.000 07/15/39 2,082,879
750,000 Georgia State, General Obligation Bonds, Series 2022A 4.000 07/01/41 780,458
1,625,000 Greene County School District, Georgia, General Obligation
Bonds, Series 2023
4.000 06/01/48 1,581,384
1,000,000 Jackson County School District, Georgia, General Obligation
Bonds, School Series 2025
5.000 03/01/33 1,173,307
2,325,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Oconee-Hard Creek Reservoir Project, Series 2023
4.000 02/01/47 2,325,515
TOTAL TAX OBLIGATION/GENERAL 21,350,236
TAX OBLIGATION/LIMITED - 12.1%
1,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Second Lien Series 2015B
5.000 07/01/44 1,501,089
2,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5.250 07/01/44 2,502,510
630,000 Bulloch County Public Facilities Authority, Georgia, Revenue
Bonds, Series 2025
5.000 12/15/29 695,102
750,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Galleria Centre Project Series 2025
5.000 10/01/34 897,353
1,250,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Galleria Centre Project Series 2025
5.000 10/01/35 1,496,459
1,000,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Galleria Centre Project Series 2025
5.000 10/01/36 1,186,331
40,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5.625 10/01/26 40,648
30,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 2005 - NPFG Insured
5.500 10/01/26 30,522
1,671,000 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A - NPFG Insured
4.750 06/01/28 1,723,856
1,000,000 Perry Public Facilities Authority, Georgia, Revenue Bonds, City of
Perry Projects, Series 2025
4.250 04/01/54 976,733
1,225,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 952,572
1,825,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 1,825,415
985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 987,037
850,000 Rome Building Authority, Georgia, Revenue Bonds, Rome City
Schools Project, Series 2023
5.000 03/01/39 960,552

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 975,000 Savannah Economic Development Authority, Georgia, Revenue
Bonds, Forsyth Park Parking Project, Series 2026A
5.000% 08/01/54 $ 1,033,231
1,000,000 Savannah Economic Development Authority, Georgia, Revenue
Bonds, Forsyth Park Parking Project, Series 2026A
4.500 08/01/57 1,006,291
TOTAL TAX OBLIGATION/LIMITED 17,815,701
TRANSPORTATION - 12.2%
1,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2024A-1
5.000 07/01/54 1,044,613
1,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5.500 07/01/55 1,061,759
1,190,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2021B
4.000 07/01/38 1,229,898
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A 5.000 07/01/47 2,103,250
2,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Series 2019D, (AMT)
4.000 07/01/38 2,018,682
160,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000 01/01/32 160,194
170,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000 01/01/33 170,196
100,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000 01/01/34 100,111
150,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000 01/01/35 150,168
3,625,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4.000 07/01/46 3,574,319
2,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4.000 07/01/51 1,901,875
1,000,000 Georgia Ports Authority, Revenue Bonds, Series 2022 4.000 07/01/47 979,438
3,200,000 Georgia Ports Authority, Revenue Bonds, Series 2022 5.000 07/01/47 3,383,498
TOTAL TRANSPORTATION 17,878,001
U.S. GUARANTEED - 2.1% (b)
1,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2017A, (Pre-refunded 11/01/27)
5.000 11/01/37 1,048,010
2,000,000 Sandy Springs Public Facilities Authority, Georgia, Revenue
Bonds, Sandy Springs City Center Project, Series 2015, (Pre-
refunded 5/01/26)
5.000 05/01/47 2,009,586
TOTAL U.S. GUARANTEED 3,057,596
UTILITIES - 31.4%
1,000,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4.000 12/01/46 972,201
1,170,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4.000 12/01/51 1,105,117
2,000,000 (a) Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fifth Series 1994,
(Mandatory Put 6/13/28)
3.700 10/01/32 2,048,077
1,250,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017C
4.125 11/01/45 1,215,424
2,010,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4.125 11/01/45 1,954,402
2,000,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series
2018
5.000 06/01/48 2,037,874
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020 4.000 03/01/41 1,005,741
1,150,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B - AGM Insured
5.250 10/01/32 1,169,833
3,850,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series  2022
5.000 10/01/47 4,060,254
3,000,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series 2022
5.000 10/01/52 3,124,489
3,000,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2019B
5.000 01/01/48 3,017,071
2,630,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5.500 09/15/27 2,730,399

Portfolio of Investments February 28, 2026
(continued)
Georgia

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
4.000% 05/15/39 $ 500,583
1,750,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5.000 05/15/43 1,793,035
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E
5.000 12/01/32 1,099,394
2,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025B, (Mandatory Put 12/01/35)
5.000 12/01/55 2,181,731
3,500,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4.000 12/01/50 3,327,693
3,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0.000 01/01/32 2,884,679
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/45 2,071,213
2,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/50 2,539,941
1,255,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5.250 01/01/54 1,315,209
750,000 Springfield, Georgia, Water and Sewer Revenue Bonds, Series
2025
4.500 09/01/55 752,981
2,000,000 Upper Oconee Basin Water Authority, Georgia, Water Revenue
Bonds, Series 2024
5.000 07/01/55 2,101,586
1,045,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Walton-Hard Labor Creek Reservoir Water Treatment
Facility Project, Series 2022
5.000 02/01/53 1,088,463
TOTAL UTILITIES 46,097,390
TOTAL MUNICIPAL BONDS
(Cost $142,135,701) 144,049,203
TOTAL LONG-TERM INVESTMENTS
(Cost $142,135,701) 144,049,203
OTHER ASSETS & LIABILITIES, NET - 1.9% 2,740,788
NET ASSETS - 100% $ 146,789,991
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

them:
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 144,049,203 $ – $ 144,049,203
Total $ – $ 144,049,203 $ – $ 144,049,203

Portfolio of Investments February 28, 2026
Louisiana
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
X 217,090,779 MUNICIPAL BONDS - 98.3%   X –
CONSUMER DISCRETIONARY - 0.5%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000% 12/01/55 $ 1,004,167
TOTAL CONSUMER DISCRETIONARY 1,004,167
CONSUMER STAPLES - 1.3%
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3.000 06/01/48 726,779
585,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5.250 06/01/32 579,585
315,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5.000 06/01/45 278,641
165,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 163,486
1,160,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 1,069,219
TOTAL CONSUMER STAPLES 2,817,710
EDUCATION AND CIVIC ORGANIZATIONS - 24.4%
1,025,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.500 06/15/38 1,037,466
1,500,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.625 06/15/48 1,487,788
815,000 Lafayette Public Trust Financing Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012
- AGM Insured
5.000 10/01/27 816,581
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4.000 10/01/40 507,064
720,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4.000 10/01/42 723,661
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Housing & Parking Project,
Series 2018 - AGM Insured
5.000 10/01/48 3,023,154
1,030,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Union/University Facilities
Project, Series 2021 - AGM Insured
4.000 10/01/39 1,063,793
750,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin Cajun Facilities, Inc. - Lewis Street Parking Garage Project,
Refunding Series 2021 - AGM Insured
4.000 10/01/42 753,813
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing/Innovative Student Facilities Inc.
Project, Series 2016A
4.000 10/01/46 961,689
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000 03/01/33 492,726
1,200,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000 03/01/37 1,104,744

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,270,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000% 03/01/39 $ 1,106,925
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000 03/01/42 814,986
2,385,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Nicholls
State University Student Recreation Center/NSU Facilities
Corporation Project, Refunding Series 2021
4.000 10/01/38 2,264,386
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Ragin'
Cajun Facilities Inc.- Student Housing & Parking Project, Series
2017 - AGM Insured
5.000 10/01/39 2,039,398
1,500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Southeastern Louisiana University student Housing/University
Facilities Project, Series 2017 - AGM Insured
5.000 08/01/42 1,527,734
1,300,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5.000 06/01/39 1,303,705
220,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Tulane University, Refunding Series 2017A
5.000 12/15/30 229,887
1,680,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/39 1,653,164
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 854,789
200,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series 2017
5.000 07/01/42 202,685
2,365,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A -
BAM Insured
4.000 07/01/54 2,185,552
4,510,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A -
BAM Insured
5.000 07/01/59 4,515,098
6,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5.000 07/01/51 5,999,957
500,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.250 06/01/52 502,986
540,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.375 06/01/62 542,902
2,000,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/43 2,001,475
270,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.500 06/01/62 248,296
1,275,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4.000 10/01/40 1,224,815
20,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4.000 10/01/41 18,966
1,850,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4.000 10/01/51 1,540,082
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/48 2,010,916
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5.000 10/01/27 257,113
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5.000 10/01/28 260,834

Portfolio of Investments February 28, 2026
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2023A
5.000% 10/15/48 $ 3,134,963
1,000,000 (b) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/37 415,000
2,835,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5.250 10/01/31 3,097,688
2,040,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5.250 10/01/46 2,066,406
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 53,993,187
ENERGY - 1.5%
2,000,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 2,229,114
610,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 674,909
205,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 228,646
100,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3.700 08/01/41 102,927
TOTAL ENERGY 3,235,596
HEALTH CARE - 14.4%
715,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/34 733,042
390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/39 407,969
420,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5.000 02/15/36 428,514
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4.000 10/01/41 1,983,744
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5.000 10/01/41 3,063,936
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A
5.000 07/01/47 3,021,155
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode
5.000 06/01/45 3,056,902
300,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2020A
4.000 06/01/50 260,402
3,245,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5.000 07/01/43 3,362,102
2,200,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5.250 05/15/55 2,306,005
3,980,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5.500 05/15/55 4,251,891
200,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 200,083
310,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/31 337,610
1,000,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/32 1,084,494
1,715,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5.000 07/01/36 1,786,193
1,400,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5.000 07/01/37 1,454,489

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
4.000% 07/01/43 $ 987,098
1,000,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding
Series 2021
4.000 02/01/39 1,012,766
2,000,000 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, Terrebonne General Medical Center, Refunding
Series 2026
5.500 04/01/55 2,143,918
TOTAL HEALTH CARE 31,882,313
HOUSING/MULTIFAMILY - 1.2%
1,775,000 Louisiana Housing Finance Agency, Multifamily Housing Revenue
Bonds, Mallard Crossings Apartments, Series 2011
4.750 10/01/29 1,776,998
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Provident Group - HSC Properties Inc - LSU Health Foundation,
New Orleans Project, Senior Lien Series 2020A-1
5.500 01/01/50 769,383
TOTAL HOUSING/MULTIFAMILY 2,546,381
HOUSING/SINGLE FAMILY - 2.2%
750,000 Capital Area Finance Authority, Louisiana, Single Family
Mortgage Revenue Bonds, Series 2025B
5.050 10/01/55 760,332
1,125,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2020B
3.500 06/01/50 1,130,347
1,905,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
3.250 06/01/52 1,906,062
1,075,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.650 12/01/54 1,077,723
TOTAL HOUSING/SINGLE FAMILY 4,874,464
INDUSTRIALS - 5.3%
470,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 495,502
2,835,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4.000 11/01/44 2,724,275
900,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
New Orleans GOMESA Project, Series 2021
4.000 11/01/46 836,899
2,000,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Bernard Parish GOMESA Project, Series 2025
5.125 11/01/50 2,018,978
70,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint John the Baptist Parish GOMESA Project, Series 2019
3.900 11/01/44 66,374
1,025,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Martin Parish GOMESA Project, Series 2019
4.400 11/01/44 1,027,341
1,020,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Mary Parish GOMESA Project, Series 2019
4.400 11/01/44 1,022,584
1,680,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Tammany Parish GOMESA Project, Series 2020
3.875 11/01/45 1,555,222
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 104,501
300,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 313,737
1,275,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Vermilion Parish GOMESA Project, Green Series 2019
4.625 11/01/38 1,308,311
1,000,000 (a),(b) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, (AMT)
7.000 07/01/26 10

Portfolio of Investments February 28, 2026
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIALS (continued)
$ 250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4.500% 10/01/37 $ 250,012
TOTAL INDUSTRIALS 11,723,746
LONG-TERM CARE - 1.4%
850,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5.250 11/15/59 809,936
2,800,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, The Glen
Retirement System Project, Series 2019A
5.000 01/01/49 2,216,262
TOTAL LONG-TERM CARE 3,026,198
TAX OBLIGATION/GENERAL - 9.1%
1,055,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4.000 09/01/37 1,082,815
1,600,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4.000 09/01/38 1,634,906
265,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4.000 10/01/37 271,381
350,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4.000 10/01/39 356,756
425,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4.000 10/01/40 432,047
1,125,000 Central Community School System, East Baton Rouge Parish,
Louisiana, General Obligation Bonds, Series 2020
4.000 03/01/39 1,149,576
545,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4.000 05/01/39 558,381
1,000,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4.000 05/01/41 1,018,368
980,000 Louisiana State, General Obligation Bonds, Series 2021A 5.000 03/01/41 1,053,118
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A - BAM Insured
5.000 12/01/46 2,065,189
125,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/27 125,209
1,835,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2022
5.250 12/01/38 2,042,165
1,125,000 (d) Saint John Baptist Parish, Louisiana, General Obligation Bonds,
Series 2026
5.000 03/01/45 1,213,047
1,800,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5.000 03/01/41 1,972,837
2,155,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5.000 03/01/42 2,338,516
1,305,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4.000 03/01/38 1,348,793
1,430,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4.000 03/01/40 1,467,067
TOTAL TAX OBLIGATION/GENERAL 20,130,171
TAX OBLIGATION/LIMITED - 11.8%
170,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
4.000 11/15/39 164,721
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5.000 12/01/42 3,067,582
2,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4.000 12/01/38 2,036,694
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4.000 12/01/39 3,043,057
1,575,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate Lien
Series 2025C
6.000 09/15/55 1,631,822
1,000,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4.250 06/01/51 857,459
1,000,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.500 06/01/52 1,022,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,325,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000% 07/01/48 $ 2,424,647
1,735,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.250 07/01/53 1,814,697
725,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4.000 10/01/41 736,228
1,000,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4.000 10/01/43 1,004,344
1,435,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4.000 10/01/38 1,461,592
1,305,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4.000 10/01/40 1,317,399
3,505,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2024A
4.000 05/01/44 3,512,256
160,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 169,654
365,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5.000 12/01/27 284,700
344,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 123,740
750,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4.000 08/01/37 770,086
680,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4.000 08/01/39 693,415
TOTAL TAX OBLIGATION/LIMITED 26,136,523
TRANSPORTATION - 12.6%
2,000,000 Board of Commissioners of the Port of New Orleans Port Facility
Revenue Bonds, Louisiana, Series 2020 D (Non-AMT) and Series
2020E (AMT)
5.000 04/01/50 2,042,139
785,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/51 784,960
1,085,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5.000 11/01/46 1,146,967
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.000 10/01/34 111,557
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/35 113,115
175,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/37 195,505
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/38 110,935
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/39 110,227
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/40 109,430
5,465,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 5,316,606
200,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4.000 01/01/37 203,496
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4.000 01/01/38 1,014,983
1,015,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4.000 01/01/39 1,028,115
1,880,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5.000 01/01/48 1,884,629
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5.250 01/01/49 1,040,346
1,250,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5.250 01/01/51 1,293,678

Portfolio of Investments February 28, 2026
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,800,000 New Orleans Aviation Board, Louisiana, Special Facility Revenue
Bonds, Parking Facilities Corporation Consolidated Garage
System, Series 2018A - AGM Insured
5.000% 10/01/43 $ 1,851,462
840,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 840,334
1,115,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6.000 06/30/59 1,190,061
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 442,632
4,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5.500 04/01/54 4,229,655
2,750,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5.000 04/01/45 2,780,889
TOTAL TRANSPORTATION 27,841,721
U.S. GUARANTEED - 0.2% (e)
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5.000 02/15/36 87,276
355,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4.000 04/01/50 376,240
TOTAL U.S. GUARANTEED 463,516
UTILITIES - 12.4%
1,665,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue
Bonds, Refunding Series 2019A
4.000 02/01/45 1,666,868
505,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/35 576,640
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5.000 01/01/50 1,020,661
1,150,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5.500 07/01/55 1,208,793
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/39 589,885
1,750,000 Lafourche Parish Water District 1, Louisiana, Water Revenue
Bonds, Series 2025
4.375 01/01/50 1,714,203
1,525,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects, Refunding
Subordinate Lien Series 2024 - BAM Insured
5.000 02/01/41 1,679,268
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 897,168
7,315,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power
LLC Project, Series 2008
4.250 12/01/38 7,317,369
1,085,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
5.000 06/01/45 1,117,744
1,000,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
4.000 06/01/50 893,905
1,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 1,070,482
1,505,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4.000 05/01/42 1,536,854
1,000,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4.000 05/01/47 979,437
365,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/49 336,592
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2020B
3.000 12/01/50 1,085,997
2,000,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series
2016B - BAM Insured
5.000 12/01/41 2,014,284

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Refunding Series 2024
4.000% 12/01/44 $ 956,703
295,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Series 2021 - BAM Insured
4.000 12/01/38 305,919
500,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 446,314
TOTAL UTILITIES 27,415,086
TOTAL MUNICIPAL BONDS
(Cost $220,680,455) 217,090,779
TOTAL LONG-TERM INVESTMENTS
(Cost $220,680,455) 217,090,779
OTHER ASSETS & LIABILITIES, NET - 1.7% 3,750,658
NET ASSETS - 100% $ 220,841,437
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $27,653,096 or 12.7% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 217,090,779 $ – $ 217,090,779
Total $ – $ 217,090,779 $ – $ 217,090,779

Portfolio of Investments February 28, 2026
North Carolina
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.6%
X 493,923,883 MUNICIPAL BONDS - 99.6%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 15.6%
$ 1,995,000 Appalachian State University, North Carolina, General Revenue
Bonds, Millennial Campus End Zone Project, Series 2018
5 .000% 05/01/44 $ 2,058,960
3,415,000 Appalachian State University, North Carolina, General Revenue
Bonds, Series 2019
4 .000 10/01/48 3,253,717
225,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/34 262,184
425,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5 .000 04/01/28 444,666
465,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5 .000 04/01/29 495,625
745,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5 .000 04/01/30 796,907
1,500,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5 .000 04/01/40 1,561,045
1,000,000 North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue Bonds, Campbell University, Refunding Series
2021A
5 .000 10/01/33 1,071,486
800,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4 .000 06/01/33 782,149
685,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4 .000 06/01/34 663,089
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2018
5 .000 06/01/38 5,001,205
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2016
4 .000 01/01/35 5,018,619
3,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
4 .000 01/01/48 2,873,896
1,035,000 North Carolina Central University, General Revenue Bonds,
Series 2019
5 .000 04/01/38 1,082,878
3,600,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Refunding Senior Series 2025A, (AMT)
5 .000 06/01/33 3,899,312
1,000,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Senior Series 2020A, (AMT)
5 .000 06/01/28 1,039,206
1,700,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4 .000 10/01/40 1,775,117
1,790,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4 .000 10/01/41 1,853,271
3,660,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4 .000 10/01/45 3,663,861
1,250,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4 .000 10/01/46 1,232,409
5,000,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017
5 .000 06/01/42 5,011,476
230,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
5 .000 10/01/31 239,867
4,415,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
4 .000 10/01/40 4,431,167
2,165,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/42 2,222,213
6,600,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/47 6,719,810
1,000,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2020A
4 .000 10/01/37 1,022,796
1,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017
5 .000 04/01/30 1,056,015
6,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 6,192,836

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 4,500,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2018
5 .000% 10/01/43 $ 4,615,553
6,000,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2020B
4 .000 04/01/45 6,015,799
1,050,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2025
4 .250 04/01/43 1,096,994
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 77,454,128
HEALTH CARE - 12.7%
3,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5 .000 01/15/36 3,005,158
1,685,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5 .000 01/15/40 1,687,214
3,750,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
4 .000 01/15/39 3,807,273
500,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018D, (Mandatory Put 6/15/27)
3 .625 01/15/48 507,314
1,470,000 Nash Health Care Systems, North Carolina, Health Care Facilities
Revenue Bonds, Series 2025
5 .000 02/01/32 1,650,400
1,500,000 Nash Health Care Systems, North Carolina, Health Care Facilities
Revenue Bonds, Series 2025
5 .750 02/01/50 1,625,408
3,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .000 12/01/35 3,451,795
28,995,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A
4 .000 11/01/49 26,709,136
5,860,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5 .000 06/01/40 5,865,867
3,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5 .000 06/01/45 3,001,857
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5 .000 12/01/31 1,065,998
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5 .000 12/01/33 1,061,165
8,010,000 University of North Carolina, Chapel Hill, Revenue Bonds,
Hospital System, Series 2019
5 .000 02/01/45 9,349,034
TOTAL HEALTH CARE 62,787,619
HOUSING/MULTIFAMILY - 1.6%
3,250,000 Gastonia Housing Authority, North Carolina, Multifamily Housing
Revenue Bonds, Hoffman Homes, Series 2025
4 .550 12/01/41 3,492,013
4,125,000 Raleigh Housing Authority, North Carolina, Multifamily Housing
Revenue Bonds, Parkside Apartments Project Series 2024A
4 .400 12/01/43 4,257,992
TOTAL HOUSING/MULTIFAMILY 7,750,005
HOUSING/SINGLE FAMILY - 1.7%
4,905,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 52-A
4 .900 07/01/43 5,125,826
1,990,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 57-A
6 .250 01/01/56 2,286,079
985,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 52-A
5 .000 07/01/46 1,009,947
TOTAL HOUSING/SINGLE FAMILY 8,421,852
LONG-TERM CARE - 3.6%
105,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016
5 .000 11/01/37 105,964
285,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/30 294,723
295,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/31 306,729

Portfolio of Investments February 28, 2026
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 550,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000% 03/01/41 $ 546,602
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Deerfield Episcopal Retirement
Community Inc., Series 2026A
5 .250 11/01/56 1,016,222
2,970,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, EveryAge, Series 2021A
4 .000 09/01/47 2,689,920
1,105,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Sharon Towers, Series 2019A
5 .000 07/01/44 1,110,517
1,250,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5 .250 01/01/55 1,266,998
550,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5 .000 10/01/30 556,647
225,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5 .000 10/01/31 227,677
265,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .125 10/01/45 281,731
1,600,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .125 10/01/56 1,649,354
505,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Carol Woods Project, Series 2025
5 .000 12/01/37 563,860
2,400,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Carol Woods Project, Series 2025
5 .000 12/01/41 2,616,238
1,250,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Carol Woods Project, Series 2025
5 .250 12/01/55 1,291,556
1,260,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/44 1,314,023
900,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .000 09/01/34 977,673
1,225,000 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A
5 .000 01/01/39 1,222,225
TOTAL LONG-TERM CARE 18,038,659
TAX OBLIGATION/GENERAL - 11.1%
500,000 Asheville, North Carolina, General Obligation Bonds, Refunding
Series 2023
4 .000 06/01/39 527,553
1,750,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2016A
4 .000 07/01/36 1,756,749
1,000,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2024
5 .000 07/01/32 1,166,558
1,250,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2025B
5 .000 07/01/31 1,431,198
2,020,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/40 2,118,423
1,000,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/41 1,050,440
1,870,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/42 1,937,790
500,000 Fuquay-Varina, North Carolina, General Obligation Bonds,
Transportation Series 2025
4 .000 08/01/41 531,710
500,000 Fuquay-Varina, North Carolina, General Obligation Bonds,
Transportation Series 2025
4 .000 08/01/42 524,801
1,510,000 Garner, North Carolina, General Obligation Bonds, Public
Improvement Series 2025B
4 .000 02/01/41 1,588,198
1,510,000 Garner, North Carolina, General Obligation Bonds, Public
Improvement Series 2025B
4 .000 02/01/42 1,573,213
3,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000 03/01/41 3,165,202

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,095,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000% 03/01/44 $ 2,128,082
1,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2025
4 .000 03/01/43 1,031,308
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
5 .000 12/01/37 1,707,071
1,270,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4 .000 12/01/39 1,352,089
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4 .000 12/01/40 1,539,376
1,500,000 Iredell County, North Carolina, General Obligation Bonds, School
Series 2025
4 .000 04/01/42 1,562,609
2,000,000 Pender County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000 03/01/43 2,031,543
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/36 1,168,141
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/38 1,150,712
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/40 1,127,956
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/41 1,120,170
3,000,000 (b) Raleigh, North Carolina, Limited Obligation Bonds, Series 2026A 5 .000 10/01/34 3,582,604
1,260,000 Sampson County Water & Sewer District II, North Carolina,
General Obligation Bonds, Refunding Series 2015
5 .000 06/01/40 1,261,604
4,060,000 Union County, North Carolina, General Obligation Bonds, School
Series 2023
5 .000 09/01/42 4,552,296
810,000 Wake County, North Carolina, General Obligation Bonds, Parks,
Greenways, Recreation and Open Space, Series 2022C
5 .000 02/01/29 877,869
5,000,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 05/01/39 5,693,466
500,000 Wake County, North Carolina, Limited Obligation Bonds,
Refunding Series 2016A
5 .000 12/01/35 509,280
2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2024
5 .000 05/01/36 2,350,516
2,570,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2025B
5 .000 05/01/38 3,014,503
TOTAL TAX OBLIGATION/GENERAL 55,133,030
TAX OBLIGATION/LIMITED - 21.2%
875,000 Ashe County, North Carolina, Limited Obligation Bonds, Series
2025
4 .125 06/01/43 896,819
400,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5 .000 04/01/29 411,607
100,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5 .000 04/01/31 102,833
3,000,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A
5 .000 06/01/40 3,326,795
3,750,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/41 4,258,085
6,850,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/42 7,688,507
1,500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/43 1,666,213
500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/44 549,290
310,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5 .000 06/01/33 335,614
1,000,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5 .000 06/01/44 1,043,130
1,465,000 Charlotte, North Carolina, Certificates of Participation, Nascar
Hall of Fame Public Facilities, Refunding Series 2019C
4 .000 06/01/37 1,513,888
1,930,000 Charlotte, North Carolina, Certificates of Participation, Refunding
Cultural Arts Facilities Series 2019B
5 .000 06/01/37 2,063,670

Portfolio of Investments February 28, 2026
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4 .000% 12/01/49 $ 994,054
3,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4 .000 12/01/54 2,932,177
250,000 Dare County, North Carolina, Limited Obligation Bonds, Series
2025A
5 .000 06/01/34 298,010
1,000,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5 .000 06/01/28 1,006,475
1,795,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5 .000 06/01/30 1,806,300
1,475,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016
5 .000 04/01/32 1,478,247
1,265,000 Durham Capital Financing Corporation, Durham County, North
Carolina, Limited Obligation Bonds, Refunding Series 2016
5 .000 12/01/30 1,292,187
900,000 Greensboro, North Carolina Limited Obligation Bonds, Series
2024
4 .000 10/01/44 911,114
930,000 Harnett County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 04/01/33 1,080,012
600,000 Lee County, North Carolina, Limited Obligation Bonds, Series
2018
4 .000 05/01/36 608,521
2,000,000 Mecklenburg County, North Carolina, Limited Obligation Bonds,
Series 2025
4 .000 02/01/43 2,049,784
350,000 (c) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
5 .375 03/01/40 350,368
660,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/37 755,346
920,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/39 1,038,805
930,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/41 1,035,329
935,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/42 1,030,955
1,000,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5 .000 10/01/40 1,140,745
680,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5 .000 10/01/42 764,667
260,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5 .000 05/01/28 268,628
3,275,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5 .000 05/01/29 3,383,714
900,000 North Carolina State, Limited Obligation Bonds, Series 2020B 3 .000 05/01/32 906,803
2,165,000 North Carolina State, Limited Obligation Bonds, Series 2020B 5 .000 05/01/32 2,403,437
1,785,000 North Carolina State, Limited Obligation Bonds, Series 2022A 5 .000 05/01/32 2,073,161
5,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/42 2,683,661
15,500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/47 5,810,894
6,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/48 2,127,484
2,600,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/49 874,728
4,875,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018A
4 .000 01/01/36 4,975,696
2,950,000 Orange County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 10/01/33 3,490,996
1,975,000 Orange County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 10/01/34 2,366,410
3,554,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 2,763,625
5,296,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 5,297,205
2,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 2,214,742

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 7,405,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329% 07/01/40 $ 7,420,316
1,000,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series
2016
5 .000 05/01/29 1,004,453
1,360,000 Rowan County, North Carolina, Limited Obligation Bonds, Series
2024
4 .000 04/01/44 1,364,682
3,570,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
5 .000 09/01/40 3,656,998
500,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5 .000 12/01/30 520,942
250,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5 .000 12/01/33 259,188
660,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5 .000 12/01/33 697,629
690,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5 .000 12/01/35 726,237
500,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/40 562,831
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/41 1,400,372
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/43 1,375,325
TOTAL TAX OBLIGATION/LIMITED 105,059,704
TRANSPORTATION - 16.3%
1,925,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,965,402
6,610,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 6,680,274
6,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/53 6,249,229
1,500,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 12/31/37 1,501,613
10,170,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 10,169,290
865,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/27 822,413
880,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/29 763,982
175,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/32 131,026
1,500,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/34 1,013,564
2,905,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/35 1,863,006
3,735,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/38 2,052,290
3,995,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/39 2,087,320
2,385,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 1,184,656
1,200,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 1,201,782
70,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 55,004
3,760,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/35 2,843,281
20,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/36 14,494,106
19,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 13,255,058
15,615,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 10,311,551
2,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 2,046,629

Portfolio of Investments February 28, 2026
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 300,000 Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A
5 .000% 05/01/30 $ 300,648
TOTAL TRANSPORTATION 80,992,124
U.S. GUARANTEED - 2.1% (d)
400,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
4 .000 12/01/38 405,438
1,700,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
5 .000 12/01/41 1,735,637
1,000,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016, (Pre-refunded 4/01/26)
5 .000 04/01/34 1,002,201
2,895,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/35 3,022,997
2,990,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/42 3,122,197
960,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 1,002,445
TOTAL U.S. GUARANTEED 10,290,915
UTILITIES - 13.7%
1,800,000 Brunswick County, North Carolina, Enterprise System Revenue
Bonds, Series 2020
3 .000 04/01/46 1,436,993
1,895,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4 .000 08/01/38 1,942,022
4,615,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4 .000 08/01/44 4,639,843
1,000,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Series 2024
5 .000 07/01/35 1,193,221
3,875,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2023
5 .000 09/01/48 4,145,563
1,900,000 Clayton, North Carolina, Water and Sewer System Revenue
Bonds, Series 2022
5 .000 08/01/45 2,020,072
4,045,000 Fayetteville Public Works Commission, North Carolina, Revenue
Bonds, Series 2023
5 .000 03/01/40 4,530,189
1,130,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
5 .000 06/01/32 1,309,224
1,250,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
4 .125 06/01/49 1,230,840
5,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2017A
4 .000 06/01/47 4,981,425
1,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5 .000 06/01/49 1,064,623
3,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5 .000 06/01/54 3,164,606
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .000 12/01/41 342,164
325,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .000 12/01/42 334,280
300,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .125 12/01/43 308,808
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .125 12/01/44 336,326
725,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
5 .000 12/01/46 770,909
340,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2025
5 .000 09/01/30 381,793
275,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2025
5 .000 09/01/31 315,003
3,330,000 Greenville, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2016
4 .000 04/01/46 3,329,126
3,500,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4 .000 04/01/48 3,466,332

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,125,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4 .000% 04/01/53 $ 3,997,635
3,335,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2024
5 .000 04/01/49 3,521,055
2,870,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
5 .000 08/01/41 3,227,252
1,750,000 Metropolitan Sewerage District of Buncombe County, North
Carolina, Sewerage System Revenue Bonds, Series 2014
5 .000 07/01/39 1,752,851
1,430,000 Monroe, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2017
5 .000 03/01/43 1,448,600
295,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/27 295,720
740,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A
5 .000 01/01/30 746,524
1,215,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/27 1,257,494
1,335,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/28 1,379,585
1,000,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/33 1,030,828
760,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2025
5 .000 06/01/32 876,233
885,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2025
5 .000 06/01/34 1,048,415
1,800,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2023
5 .000 12/01/53 1,872,336
1,805,000 Sanford, North Carolina, Enterprise Systems Revenue Bonds,
Refunding Series 2019
4 .000 06/01/45 1,807,798
1,020,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5 .000 06/01/31 1,022,176
500,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5 .000 06/01/32 501,044
1,275,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2021
3 .000 06/01/51 966,939
TOTAL UTILITIES 67,995,847
TOTAL MUNICIPAL BONDS
(Cost $477,431,928) 493,923,883
TOTAL LONG-TERM INVESTMENTS
(Cost $477,431,928) 493,923,883
OTHER ASSETS & LIABILITIES, NET - 0.4% 2,140,696
NET ASSETS - 100% $ 496,064,579
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $350,368 or 0.1% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments February 28, 2026
(continued)
North Carolina

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 493,923,883 $ – $ 493,923,883
Total $ – $ 493,923,883 $ – $ 493,923,883